Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Archer Aviation Inc
Schedule of property and equipment, net

	June 30, 2021	December 31, 2020

Furniture, fixtures, and equipment	$1,379	$1,046
Computer hardware	1,281	524
Website design	504	128
Leasehold improvements	764	54
Construction in progress	189	—
Property and equipment, gross	4,117	1,752
Less: Accumulated depreciation	(545)	(139)
Property and equipment, net	$3,572	$1,613

	As of December 31,
	2020	2019
Furniture, fixtures, and equipment	$1,046	$—
Computer hardware	524	4
Website design	128	—
Leasehold improvements	54	—
Total property and equipment	1,752	4
Less: Accumulated depreciation	(139)	—
Total property and equipment, net	$1,613	$4